SEGMENTS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 21,903	$ 19,652	$ 20,272
Information About Major Customers And Products [Abstract]
The net sales to the Companys largest customer as a percentage of total net sales	19.00%	20.00%	17.00%
Percentage Of Total Receivables For Largest Customer	36.00%	30.00%
Percentage of Total Revenue for Another Customer	15.00%	20.00%	18.00%
Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 11,990	$ 10,540	$ 10,810
Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	8,674	8,338	8,560
Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	1,239	774	902
Us Group One [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	4,556	4,795	4,516
Us Group One [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	6,724	6,442	6,110
Us Group One [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	369	12	8
Europe Group Two [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	3,563	3,146	3,638
Europe Group Two [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	1,598	1,518	1,898
Europe Group Two [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	248	226	287
Rest Of The World [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	3,871	2,599	2,656
Rest Of The World [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	352	378	552
Rest Of The World [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 622	$ 536	$ 607